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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2009 (Unaudited)

Shares		Value
COMMON STOCK: 90.8%
	Australia: 6.3%
812,448	Australia & New Zealand Banking Group Ltd.	$16,468,618
1,505,123	Foster’s Group Ltd.	7,745,344
3,296,509	Insurance Australia Group	11,832,623
2,818,275	Macquarie Airports Management Ltd.	6,853,407
1,465,565	Suncorp-Metway Ltd.	11,780,261
3,798,152	Telstra Corp. Ltd.	11,847,297
274,457	Wesfarmers Ltd.	7,477,812
		74,005,362
	Canada: 1.7%
336,784	Enerplus Resources Fund	7,715,721
359,693	TransCanada Corp.	11,631,914
		19,347,635
	Finland: 1.0%
861,781	Nokia OYJ	11,418,461
		11,418,461
	France: 6.5%
256,097	Carrefour SA	12,444,129
230,359	Sanofi-Aventis	17,423,414
277,851	Total SA	17,232,387
211,279	Vinci SA	11,695,125
597,311	Vivendi	17,222,820
		76,017,875
	Germany: 4.2%
89,121	Allianz AG	10,990,445
120,588	BASF AG	7,289,074
88,842	Deutsche Boerse AG	7,418,919
290,860	E.ON AG	11,507,168
72,109	Muenchener Rueckversicherungs AG	11,313,772
		48,519,378
	Hong Kong: 2.4%
347,447	China Mobile Ltd. ADR	16,284,841
768,382	Hang Seng Bank Ltd.	11,233,848
		27,518,689
	Ireland: 0.6%
288,962	CRH PLC	7,354,453
		7,354,453
	Italy: 3.0%
497,840	Banche Popolari Unite Scpa	6,859,163
651,572	ENI S.p.A.	16,163,777
2,347,785	Snam Rete Gas S.p.A.	11,785,304
		34,808,244
	Japan: 4.4%
6,477,600	Mizuho Financial Group, Inc.	12,016,070
68,300	Nintendo Co. Ltd.	16,705,049
7,561	NTT DoCoMo, Inc.	11,431,124
273,700	Takeda Pharmaceutical Co. Ltd.	11,365,235
		51,517,478
	Netherlands: 3.3%
555,943	Royal Dutch Shell PLC	16,582,147
605,416	Royal KPN NV	10,733,303
352,980	Unilever NV	10,799,689
		38,115,139
	Singapore: 0.6%
684,500	DBS Group Holdings Ltd.	7,092,773
		7,092,773
	South Korea: 1.5%
671,097	KT Corp. ADR	11,146,921
146,928	S-Oil Corp.	6,900,624
		18,047,545
	Spain: 3.1%
609,129	Banco Bilbao Vizcaya Argentaria SA	11,523,426
976,249	Banco Santander Central Hispano SA	16,805,570
255,458	Telefonica SA	7,343,700
		35,672,696
	Switzerland: 1.0%
210,677	Novartis AG ADR	11,713,641
		11,713,641
	Taiwan: 1.0%
1,143,923	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,885,360
		11,885,360
	United Kingdom: 9.9%
250,760	AstraZeneca PLC	11,242,109
1,726,557	BP PLC	16,393,822
824,123	GlaxoSmithKline PLC	17,062,604
638,379	HSBC Holdings PLC	7,477,634
1,512,453	Reed Elsevier PLC	11,333,430
748,478	Smiths Group PLC	11,781,078
3,104,929	Thomas Cook Group PLC	10,866,945
1,561,511	United Utilities Group PLC	12,260,750
7,488,282	Vodafone Group PLC	16,892,890
		115,311,262
	United States: 40.3%
322,741	Abbott Laboratories	17,586,159
389,071	Altria Group, Inc.	7,318,426
454,883	Ameren Corp.	11,822,409
361,671	American Electric Power Co., Inc.	11,642,189
513,920	Arthur J. Gallagher & Co.	11,511,808
645,071	AT&T, Inc.	17,378,213
256,021	Automatic Data Processing, Inc.	11,124,112

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

	Shares			Value
		United States (continued)
	242,825	Bank of Hawaii Corp.		$11,097,103
	692,482	Bristol-Myers Squibb Co.		17,526,719
	352,191	Campbell Soup Co.		12,316,119
	143,851	Chevron Corp.		11,226,132
	305,859	Coca-Cola Co.		17,495,135
	220,583	ConocoPhillips		11,419,582
	265,999	Consolidated Edison, Inc.		11,414,017
	152,007	Cullen/Frost Bankers, Inc.		7,299,376
	121,000	Dow Chemical Co.		3,361,380
	342,077	EI Du Pont de Nemours & Co.		11,829,023
	287,304	Emerson Electric Co.		11,897,259
	304,556	Exelon Corp.		14,673,508
	492,053	General Electric Co.		7,882,689
	554,076	H&R Block, Inc.		11,247,743
	284,118	Home Depot, Inc.		7,773,468
	302,676	Honeywell International, Inc.		11,643,946
	218,239	Kimberly-Clark Corp.		14,397,227
	138,070	Kinder Morgan Energy Partners LP		8,043,958
	598,302	Kraft Foods, Inc.		15,902,867
	381,269	Leggett & Platt, Inc.		7,419,495
	70,644	Lorillard, Inc.		5,503,874
	231,445	McDonald’s Corp.		14,638,896
	464,567	Merck & Co., Inc.		16,821,971
	275,329	NYSE Euronext		6,960,317
	975,639	Pfizer, Inc.		17,727,361
	226,986	Philip Morris International, Inc.		10,915,757
	454,399	Pitney Bowes, Inc.		10,469,353
	185,816	Procter & Gamble Co.		11,585,628
	148,120	Reynolds American, Inc.		7,400,075
	969,632	Sara Lee Corp.		11,771,332
	205,344	Snap-On, Inc.		7,423,186
	450,113	Southern Co.		14,444,126
	373,427	Spectra Energy Corp.		7,248,218
	359,228	Waste Management, Inc.		11,797,048
				468,957,204
		Total Common Stock
		(Cost $922,836,849)		1,057,303,195
REAL ESTATE INVESTMENT TRUSTS: 3.1%
		Australia: 0.6%
	655,902	Westfield Group		7,308,892
				7,308,892
		Netherlands: 0.6%
	105,923	Corio NV		7,236,635
				7,236,635
		United Kingdom: 0.6%
	637,009	Land Securities Group PLC		6,922,470
				6,922,470
		United States: 1.3%
	116,740	Boston Properties, Inc.		7,819,245
	179,990	Rayonier, Inc.		7,152,803
				14,972,048
		Total Real Estate Investment Trusts
		(Cost $31,342,578)		36,440,045

# of
Contracts	Counterparty			Value
PURCHASED OPTIONS: 0.6%
		European Union: 0.1%
7,000	ABN AMRO	Dow Jones Euro Stoxx 50 Index, Strike Price 2,524.9300 EUR, Expires 12/18/09		$110,548
7,000	Morgan Stanley	Dow Jones Euro Stoxx 50 Index, Strike Price 2,526.7100 EUR, Expires 02/19/10		590,390
4,000	Deutsche Bank	Dow Jones Euro Stoxx 50 Index, Strike Price 2,590.3360 EUR, Expires 01/15/10		241,631
20,000,000	Goldman Sachs	European Union Currency Option (EUR/USD), Strike Price 1.3900, Expires 12/15/09		1,950
30,000,000	Citigroup	European Union Currency Option (EUR/USD), Strike Price 1.4050, Expires 02/22/10		211,097
25,500,000	JP Morgan Securities	European Union Currency Option (EUR/USD), Strike Price 1.4200, Expires 01/20/10		99,400
				1,255,016
		Japan: 0.1%
23,000,000	Citigroup	Japanese Yen Currency Option (USD/JPY), Strike Price 93.5000, Expires 02/22/10		75,874
23,000,000	Barclays Bank PLC	Japanese Yen Currency Option (USD/JPY), Strike Price 95.7500, Expires 01/20/10		9,469
27,500,000	Barclays Bank PLC	Japanese Yen Currency Option (USD/JPY), Strike Price 97.0000, Expires 12/15/09		142
108,000	Goldman Sachs	Nikkei 225 Index, Strike Price 8,448.3000 JPY, Expires 02/19/10		224,535
102,000	BARCLAYS	Nikkei 225 Index, Strike Price 8,457.2400 JPY, Expires 02/19/10		214,156
240,000	UBS Warburg	Nikkei 225 Index, Strike Price 9,030.9600 JPY, Expires 12/18/09		339,473
215,000	BNP Paribas	Nikkei 225 Index, Strike Price 9,209.5500 JPY, Expires 01/15/10		708,652
				1,572,301
		United Kingdom: 0.1%
2,800	Goldman Sachs	FTSE 100 Index, Strike Price 4,535.4878 GBP, Expires 12/18/10		41,509
2,900	Goldman Sachs	FTSE 100 Index, Strike Price 4,698.9000 GBP, Expires 01/15/10		229,372
2,900	Barclays Bank PLC	FTSE 100 Index, Strike Price 4,728.1900 GBP, Expires 02/19/10		474,722
25,000,000	Goldman Sachs	United Kingdom Currency Option (GBP/USD), Strike Price 1.5500, Expires 01/20/10		110,311
25,000,000	Barclays Bank PLC	United Kingdom Currency Option (GBP/USD), Strike Price 1.5600, Expires 02/22/10		267,785
25,000,000	Goldman Sachs	United Kingdom Currency Option (GBP/USD), Strike Price 1.5615, Expires 12/15/09		13,458
				1,137,157
		United States: 0.3%
110,000	Goldman Sachs	S&P 500® Index, Strike Price 944.0000 USD, Expires 12/18/09		118,930
105,000	Morgan Stanley	S&P 500® Index, Strike Price 978.3050 USD, Expires 01/15/10		798,100
108,000	Barclays Bank PLC	S&P 500® Index, Strike Price 983.2700 USD, Expires 02/19/10		1,820,374
				2,737,404
		Total Purchased Options
		(Cost $11,876,021)		6,701,878
		Total Investments in Securities
		(Cost $966,055,448)*	94.5%	$1,100,445,118
		Other Assets and Liabilities - Net	5.5	63,897,360
		Net Assets	100.0%	$1,164,342,478

	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $1,067,190,770.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$163,289,058
		Gross Unrealized Depreciation		(130,034,710)
		Net Unrealized Appreciation		$33,254,348

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	2.7%
Banks	10.3
Beverages	2.2
Building Materials	0.6
Chemicals	1.9
Commercial Services	1.9
Cosmetics/Personal Care	1.0
Diversified	1.2
Diversified Financial Services	1.2
Electric	6.5
Electrical Components & Equipment	1.0
Engineering & Construction	1.6
Environmental Control	1.0
Food	5.4
Forest Products & Paper	0.6
Gas	1.0
Hand/Machine Tools	0.7
Household Products/Wares	1.3
Insurance	3.9
Leisure Time	0.9
Media	2.5
Miscellaneous Manufacturing	3.3
Office Property	0.7
Office/Business Equipment	0.9
Oil & Gas	8.9
Pharmaceuticals	11.9
Pipelines	2.3
Purchased Options	0.6
Retail	2.6
Semiconductors	1.0
Shopping Centers	0.6
Telecommunications	9.8
Toys/Games/Hobbies	1.4
Water	1.1
Other Assets and Liabilities - Net	5.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2009
Asset Table
Investments, at value
Common Stock
Australia	$—	$74,005,362	$—	$74,005,362
Canada	19,347,635	—	—	19,347,635
Finland	—	11,418,461	—	11,418,461
France	—	76,017,875	—	76,017,875
Germany	—	48,519,378	—	48,519,378
Hong Kong	16,284,841	11,233,848	—	27,518,689
Ireland	—	7,354,453	—	7,354,453
Italy	—	34,808,244	—	34,808,244
Japan	—	51,517,478	—	51,517,478
Netherlands	—	38,115,139	—	38,115,139
Singapore	—	7,092,773	—	7,092,773
South Korea	11,146,921	6,900,624	—	18,047,545
Spain	—	35,672,696	—	35,672,696
Switzerland	11,713,641	—	—	11,713,641
Taiwan	11,885,360	—	—	11,885,360
United Kingdom	—	115,311,262	—	115,311,262
United States	468,957,204	—	—	468,957,204
Total Common Stock	539,335,602	517,967,593	—	1,057,303,195
Real Estate Investment Trusts	14,972,048	21,467,997	—	36,440,045
Positions In Purchased Options	—	6,701,878	—	6,701,878
Total Investments, at value	$554,307,650	$546,137,468	$—	$1,100,445,118

Liabilities Table
Other Financial Instruments+:
Written options	—	(22,580,673)	—	(22,580,673)
Total Liabilities	$—	$(22,580,673)	$—	$(22,580,673)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value

Options on Securities
99,000	Deutsche Bank	Hang Seng Bank Ltd.	12/16/09	111.3580	HKD	$31,437	$(38,308)
84,000	Morgan Stanley	Abbott Laboratories	12/16/09	51.7084	USD	126,395	(247,445)
71,000	UBS Warburg	Automatic Data Processing	12/16/09	41.8166	USD	71,213	(114,166)
94,000	Morgan Stanley	American Electric Power Company, Inc.	12/16/09	30.7238	USD	83,481	(150,059)
25,000	Morgan Stanley	Allianz SE	12/16/09	78.1300	EUR	142,810	(172,646)
204,000	Merrill Lynch	Australia and New Zealand Banking Group Ltd.	12/16/09	22.1400	AUD	173,473	(102,491)
63,000	UBS Warburg	AstraZeneca PLC	12/16/09	26.9200	GBP	88,610	(63,831)
34,000	Morgan Stanley	BASF SE	12/16/09	36.8600	EUR	91,547	(179,760)
157,000	ABN AMRO	Banco Bilbao Vizcaya Argentaria, S.A.	12/16/09	11.8510	EUR	121,682	(186,172)
195,000	UBS Warburg	Bristol-Myers Squibb Co.	12/16/09	22.7081	USD	134,940	(517,754)
454,000	Goldman Sachs	BP PLC	12/16/09	5.7027	GBP	159,039	(100,657)
30,000	SG Cowen	Boston Properties, Inc.	12/16/09	62.0100	USD	109,758	(164,489)
66,000	Goldman Sachs	Carrefour S.A.	12/16/09	30.7460	EUR	117,730	(180,110)
46,000	SG Cowen	China Mobile Ltd.	12/16/09	47.9917	USD	88,748	(31,113)
57,000	UBS Warburg	ConocoPhillips	12/16/09	51.9313	USD	123,405	(56,643)
75,000	UBS Warburg	CRH PLC	12/16/09	17.7973	EUR	114,572	(32,399)
37,000	Morgan Stanley	Chevron Corp.	12/16/09	76.8124	USD	98,942	(83,938)
23,000	BNP Paribas	Deutsche Boerse A.G.	12/16/09	54.7602	EUR	104,547	(70,157)
198,000	Merrill Lynch	DBS Group Hldgs. Ltd.	12/16/09	12.9600	SGD	45,132	(195,307)
89,000	Morgan Stanley	E.I. du Pont de Nemours and Co.	12/16/09	32.7654	USD	146,254	(189,802)
54,000	UBS Warburg	Vinci S.A.	12/16/09	35.7841	EUR	156,131	(95,068)
121,000	Merrill Lynch	Dow Chemical Co.	12/16/09	24.4000	USD	195,536	(430,032)
70,000	Deutsche Bank	Cons Edison Inc.	12/16/09	40.6510	USD	65,002	(163,640)
75,000	Morgan Stanley	Emerson Electric Co.	12/16/09	40.8782	USD	103,628	(94,014)
171,000	BNP Paribas	Eni S.p.A	12/16/09	16.8958	EUR	152,578	(57,098)
74,000	Deutsche Bank	E.on AG	12/16/09	25.9000	EUR	113,474	(91,977)
60,000	Deutsche Bank	Exelon Corp.	12/16/09	46.9182	USD	92,508	(107,935)
371,000	Goldman Sachs	Foster’s Group Ltd.	12/16/09	5.3700	AUD	59,685	(93,438)
71,000	ABN AMRO	Total S.A.	12/16/09	39.9710	EUR	151,987	(176,520)
129,000	UBS Warburg	General Electric Co.	12/16/09	14.3905	USD	92,364	(218,797)
208,000	Barclays Bank PLC	GlaxoSmithKline PLC	12/16/09	12.1115	GBP	132,031	(179,417)
74,000	SG Cowen	Home Depot, Inc.	12/16/09	25.7744	USD	78,773	(113,736)
79,000	UBS Warburg	Honeywell International Inc.	12/16/09	36.9917	USD	119,843	(146,101)
167,000	Goldman Sachs	HSBC Holdings PLC	12/16/09	6.6660	GBP	80,328	(135,780)
155,000	Goldman Sachs	Kraft Foods, Inc.	12/16/09	26.7300	USD	115,180	(61,078)
58,000	Citigroup	Kimberly-Clark Corp.	12/16/09	63.2100	USD	71,340	(144,679)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value

Options on Securities (continued)
80,000	UBS Warburg	Coca-Cola Co.	12/16/09	53.8404	USD	$106,800	$(277,506)
156,000	Citigroup	Koninklijke KPN NV	12/16/09	12.2500	EUR	90,506	(26,296)
96,000	Morgan Stanley	Leggett and Platt, Inc.	12/16/09	19.5054	USD	77,712	(32,330)
18,000	Morgan Stanley	Lorillard, Inc.	12/16/09	78.3670	USD	35,964	(25,125)
61,000	Deutsche Bank	McDonald’s Corp.	12/16/09	60.6393	USD	95,178	(174,149)
102,000	Deutsche Bank	Altria Group Inc	12/16/09	18.6800	USD	48,583	(34,192)
138,000	Deutsche Bank	Merck & Co. Inc.	12/16/09	33.0800	USD	135,350	(401,067)
18,000	Goldman Sachs	Muenchener Rueckver Ag-Reg	12/16/09	106.1150	EUR	103,145	(32,108)
223,000	Citigroup	Nokia OYJ	12/16/09	8.7400	EUR	136,012	(89,004)
71,000	Deutsche Bank	NYSE Euronext	12/16/09	25.6485	USD	99,258	(31,072)
250,000	Morgan Stanley	Pfizer Inc	12/16/09	17.1856	USD	160,250	(279,443)
49,000	UBS Warburg	Procter & Gamble Co.	12/16/09	59.9564	USD	73,402	(128,722)
60,000	SG Cowen	Philip Morris International, Inc.	12/16/09	48.3648	USD	85,608	(48,513)
38,000	Merrill Lynch	Reynolds American Inc.	12/16/09	47.7900	USD	70,034	(63,127)
143,000	Goldman Sachs	Royal Dutch Shell PLC	12/16/09	19.8975	EUR	139,677	(80,149)
375,000	Barclays Bank PLC	Reed Elsevier PLC	12/16/09	4.7440	GBP	109,471	(18,769)
24,000	UBS Warburg	Rayonier, Inc.	12/16/09	38.8579	USD	43,200	(30,737)
58,000	Citigroup	Sanofi-Aventis	12/16/09	49.2300	EUR	144,953	(141,635)
97,000	Deutsche Bank	Spectra Energy Corp.	12/16/09	19.1281	USD	69,559	(56,314)
252,000	Morgan Stanley	Sara Lee Corp.	12/16/09	11.7126	USD	133,258	(137,462)
262,000	BNP Paribas	Banco Santander S.A.	12/16/09	10.8087	EUR	185,367	(280,194)
91,000	Morgan Stanley	Southern Co.	12/16/09	31.4500	USD	77,559	(78,019)
177,000	ABN AMRO	Suncorp-Metway Ltd.	12/16/09	8.3910	AUD	69,617	(78,565)
166,000	Citigroup	AT&T, Inc.	12/16/09	25.8600	USD	124,500	(201,406)
101,000	Citigroup	Telefonica SA	12/16/09	18.4000	EUR	88,647	(123,968)
944,000	Merrill Lynch	Telstra Corp Ltd.	12/16/09	3.2200	AUD	93,681	(174,878)
298,000	SG Cowen	Taiwan Semiconductor Manufacturing Co. Ltd.	12/16/09	9.7200	USD	128,885	(220,090)
92,000	Citigroup	Unilever NV	12/16/09	20.2100	EUR	78,010	(73,441)
152,000	Citigroup	Vivendi	12/16/09	19.0200	EUR	162,804	(106,399)
1,932,000	Citigroup	Vodafone Group PLC	12/16/09	1.3800	GBP	128,180	(66,177)
166,000	Merrill Lynch	Westfield Group	12/16/09	11.9300	AUD	87,658	(77,684)
73,000	ABN AMRO	Wesfarmers Ltd.	12/16/09	26.7050	AUD	67,460	(210,884)
95,000	Morgan Stanley	Waste Management, Inc.	12/16/09	31.3347	USD	100,016	(164,791)

						$7,304,407	$(9,150,773)
Options on Indices
5,150	Morgan Stanley	Dow Jones Euro Stoxx 50 Index	12/11/09	2,791.1200	EUR	$699,511	$(383,202)
4,900	Goldman Sachs	Dow Jones Euro Stoxx 50 Index	12/18/09	2,883.7600	EUR	568,128	(149,906)
5,400	ABN AMRO	Dow Jones Euro Stoxx 50 Index	01/15/10	2,840.5000	EUR	761,863	(586,193)
2,400	ABN AMRO	FTSE 100 Index	12/11/09	5,104.9600	GBP	550,233	(527,688)
2,300	Goldman Sachs	FTSE 100 Index	12/18/09	5,285.7800	GBP	474,436	(201,246)
2,400	Goldman Sachs	FTSE 100 Index	01/15/10	5,260.6992	GBP	628,991	(473,145)
177,500	ABN AMRO	Nikkei-225 Stock Average	12/11/09	10,009.9400	JPY	594,321	(11,669)
178,000	Morgan Stanley	Nikkei-225 Stock Average	12/18/09	9,779.2500	JPY	510,953	(106,073)
158,000	UBS Warburg	Nikkei-225 Stock Average	01/15/10	9,135.1610	JPY	589,719	(849,519)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value

Options on Indices (continued)
89,000	Morgan Stanley	S&P 500® Index	12/11/09	1,056.2900	USD	$2,746,273	$(3,936,338)
86,000	Goldman Sachs	S&P 500® Index	12/18/09	1,093.1800	USD	2,345,650	(1,888,392)
87,500	Merrill Lynch	S&P 500® Index	01/15/10	1,096.1880	USD	2,709,017	(2,725,818)

						$13,179,095	$(11,839,189)
Options on Currencies
27,500,000	Barclays Bank PLC	Japanese Yen Currency Option (USD/JPY)	12/15/09	82.6500	USD	$159,500	$(57,683)
23,000,000	Barclays Bank PLC	Japanese Yen Currency Option (USD/JPY)	01/20/10	83.7000	USD	167,900	(244,293)
23,000,000	Citigroup	Japanese Yen Currency Option (USD/JPY)	02/22/10	83.8000	USD	170,200	(384,886)
20,000,000	Goldman Sachs	European Union Currency Option (EUR/USD)	12/15/09	15,308.0000	USD	152,700	(45,641)
25,500,000	JP Morgan Securities	European Union Currency Option (EUR/USD)	01/20/10	15,715.0000	USD	191,250	(85,721)
30,000,000	Citigroup	European Union Currency Option (EUR/USD)	02/22/10	1.5400	USD	306,000	(403,078)
25,000,000	Goldman Sachs	United Kingdom Currency Option (GBP/USD)	12/15/09	17,247.0000	USD	201,750	(6,832)
25,000,000	Goldman Sachs	United Kingdom Currency Option (GBP/USD)	01/20/10	17,141.0000	USD	240,000	(126,965)
25,000,000	Barclays Bank PLC	United Kingdom Currency Option (GBP/USD)	02/22/10	1.7225	USD	271,250	(235,612)

						$1,860,550	$(1,590,711)

						$22,344,052	$(22,580,673)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2009:

Derivatives Fair Value*
Equity contracts	$(15,077,570)
Foreign exchange contracts	(801,225)
Total	$(15,878,795)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2010